UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

April 30, 2021
Semiannual Report
to Shareholders
DWS Global Macro Fund

Contents
4	Letter to Shareholders
5	Performance Summary
10	Portfolio Management Team
11	Portfolio Summary
13	Investment Portfolio
21	Statement of Assets and Liabilities
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Financial Highlights
32	Notes to Financial Statements
50	Information About Your Fund’s Expenses
52	Liquidity Risk Management
53	Advisory Agreement Board Considerations and Fee Evaluation
58	Account Management Resources
60	Privacy Statement
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Global Macro Fund

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS Global Macro Fund	| 3

Letter to Shareholders
Dear Shareholder:
The economic outlook remains positive overall, buoyed by progress in the handling of the pandemic, good corporate earnings and support from central banks. While the U.S. and Asia are acting as growth engines, there is still some uncertainty whether the current momentum is sustainable.
Inflation has come back into focus sooner than expected as a result of the combination of the growth upswing, stimulus packages, expansive central banks, and, most recently, sharply rising oil prices. These circumstances may, to a great extent, prove to be a temporary phenomenon driven by one-time, pandemic-related effects. For example, the massive underutilization of productive capacity and labor in 2020 depressed prices last year. Normalization of commodity prices alone is providing a significant base effect. Together with pent-up demand for many goods, especially in services, this is likely to increase inflationary pressure this year, before it then subsides as economic activity returns to a more typical level.
Whether central banks will be able to leave interest rates at their current low levels is another critical question for the markets this year. Again, our CIO Office believes that government bond yields are likely to rise only temporarily this year.
The scope and pace of recovery is likely to remain uneven among regions, asset classes and investment sectors. We believe that this underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds.
Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
4 |	DWS Global Macro Fund

Performance Summary	April 30, 2021 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
Unadjusted for Sales Charge	13.26%	15.94%	7.17%	4.61%
Adjusted for the Maximum Sales Charge (max 5.75% load)	6.75%	9.27%	5.91%	4.00%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index†	0.05%	0.11%	1.18%	0.63%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		17.95%	7.19%	5.02%
Adjusted for the Maximum Sales Charge (max 5.75% load)		11.16%	5.93%	4.40%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index†		0.12%	1.19%	0.63%
Class T	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
Unadjusted for Sales Charge	13.29%	16.03%	7.19%	4.63%
Adjusted for the Maximum Sales Charge (max 2.50% load)	10.46%	13.13%	6.64%	4.36%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index†	0.05%	0.11%	1.18%	0.63%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		17.95%	7.18%	5.03%
Adjusted for the Maximum Sales Charge (max 2.50% load)		15.00%	6.64%	4.76%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index†		0.12%	1.19%	0.63%

DWS Global Macro Fund	| 5

Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
Unadjusted for Sales Charge	12.90%	15.22%	6.37%	3.83%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	11.90%	15.22%	6.37%	3.83%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index†	0.05%	0.11%	1.18%	0.63%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		17.06%	6.38%	4.24%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		17.06%	6.38%	4.24%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index†		0.12%	1.19%	0.63%
Class R	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
No Sales Charges	13.03%	15.69%	6.91%	4.36%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index†	0.05%	0.11%	1.18%	0.63%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		17.62%	6.92%	4.76%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index†		0.12%	1.19%	0.63%
Class R6	6-Month ‡	1-Year	Life of Class*
Average Annual Total Returns as of 4/30/21
No Sales Charges	13.33%	16.29%	7.13%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index†	0.05%	0.11%	0.94%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		18.20%	6.72%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index†		0.12%	0.98%

6 |	DWS Global Macro Fund

Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
No Sales Charges	13.27%	16.24%	7.44%	4.84%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index†	0.05%	0.11%	1.18%	0.63%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		18.16%	7.44%	5.25%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index†		0.12%	1.19%	0.63%
Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
No Sales Charges	13.45%	16.28%	7.47%	4.90%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index†	0.05%	0.11%	1.18%	0.63%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		18.33%	7.47%	5.30%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index†		0.12%	1.19%	0.63%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2021 are 1.33%, 1.24%, 2.04%, 1.69%, 1.00%, 1.08% and 1.01% for Class A, Class T, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Prior to May 8, 2017, this Fund was known as Deutsche Global Equity Fund. The Fund’s investment objective, strategy and portfolio management team also changed on that date. All returns, rankings and ratings prior to May 8, 2017 were achieved with a different objective, strategy and portfolio management. Please see the prospectus for details.
DWS Global Macro Fund	| 7

Returns shown for Class T shares for the period prior to its inception on December 2, 2019 are derived from the historical performance of Institutional Class shares of DWS Global Macro Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on July 1, 2019.
†	ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than three months.
‡	Total returns shown for periods less than one year are not annualized.

8 |	DWS Global Macro Fund

	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
4/30/21	$10.75	$10.55	$10.07	$10.36	$10.54	$10.49	$10.52
10/31/20	$ 9.54	$ 9.36	$ 8.94	$ 9.20	$ 9.36	$ 9.32	$ 9.34
Distribution Information as of 4/30/21
Income Dividends, Six Months	$ .05	$ .05	$ .01	$ .04	$ .06	$ .06	$ .06
DWS Global Macro Fund	| 9

Portfolio Management Team
Henning Potstada, Head of Investment Strategy Multi Asset & Solutions
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—	Joined DWS in 2006.
—	Portfolio Manager for Multi Asset: Frankfurt.
—	MBA, University of Bayreuth, Germany.
Christoph-Arend Schmidt, CFA, Senior Portfolio Manager & Team Lead Multi Asset & Solutions
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—	Joined DWS in 2008.
—	Portfolio Manager for Multi Asset: Frankfurt.
—	MBA, University of Bayreuth, Germany.
Stefan Flasdick, Portfolio Manager Multi Asset & Solutions
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—	Joined DWS in 2004 with 11 years of industry experience. Prior to his current role, he served as a portfolio manager in Deutsche Bank Private Wealth Management. Previously, he served in Futures & Options Sales for Germany & Austria at JP Morgan in London and Frankfurt. He began his career as a Trainee in Treasury and F&O Sales at BfG Bank/Credit Lyonnais.
Fabian Degen, CFA, Portfolio Manager Multi Asset & Solutions
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—	Joined DWS in 2007.
—	Portfolio Manager and Analyst: New York.
—	Bachelor of International Business Administration in Investments and Finance from the International University of Applied Sciences Bad Honnef, Bonn (with semester at the University of Maine (USA)).
10 |	DWS Global Macro Fund

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/21	10/31/20
Common Stocks	57%	48%
Cash Equivalents	16%	24%
Corporate Bonds	10%	10%
U.S. Treasury Obligations	9%	7%
Commodity Exchange-Traded Funds	4%	4%
Sovereign Bonds	3%	4%
Equity Exchange-Traded Funds	1%	1%
Preferred Stocks	—	2%
Convertible Bonds	—	0%
	100%	100%
Asset allocation excludes derivatives.
Sector Diversification (As a % of Common Stocks, Preferred Stocks, Corporate Bonds and Convertible Bonds)	4/30/21	10/31/20
Information Technology	18%	18%
Health Care	16%	23%
Communication Services	15%	19%
Consumer Discretionary	11%	9%
Financials	11%	6%
Industrials	8%	6%
Utilities	8%	5%
Materials	7%	4%
Consumer Staples	4%	4%
Real Estate	2%	5%
Energy	—	1%
	100%	100%
Geographical Diversification (As a % of Investment Portfolio excluding Exchange Traded Funds, Securities Lending Collateral and Cash Equivalents)	4/30/21	10/31/20
United States	38%	44%
Germany	23%	22%
France	11%	8%
United Kingdom	4%	2%
Switzerland	4%	5%
Taiwan	4%	3%
Japan	4%	2%
China	2%	3%
Oman	2%	2%
Norway	1%	1%
Russia	1%	2%
Turkey	1%	2%
Netherlands	1%	2%
Other	4%	2%
	100%	100%

DWS Global Macro Fund	| 11

Five Largest Equity Holdings at April 30, 2021 (10.3% of Net Assets)	Country	Percent
1 Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2.9%
Manufacturer of integrated circuits and other semiconductor devices
2 Alphabet, Inc.	United States	2.8%
Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
3 E.ON SE	Germany	2.3%
Distributor of electricity to commercial and residential customers
4 AXA SA	France	2.1%
Provider of insurance and other financial services
5 Deutsche Telekom AG	Germany	2.0%
Integrated telecommunications company based in Germany
Five Largest Fixed-Income Long-Term Securities at April 30, 2021 (10.3% of Net Assets)	Country	Percent
1 U.S. Treasury Notes	United States	2.8%
1.625%, 12/31/2021
2 U.S. Treasury Notes	United States	2.8%
1.50%, 9/30/2021
3 U.S. Treasury Notes	United States	1.8%
0.125%, 11/30/2022
4 AbbVie, Inc.	United States	1.5%
2.95%, 11/21/2026
5 U.S. Treasury Notes	United States	1.4%
2.375%, 5/15/2029
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 13. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 58 for contact information.
12 |	DWS Global Macro Fund

Investment Portfolio	as of April 30, 2021 (Unaudited)
	Shares	Value ($)
Common Stocks 55.2%
China 1.6%
Alibaba Group Holding Ltd. (ADR)*	8,879	2,050,605
Tencent Holdings Ltd.	19,000	1,526,945
(Cost $2,809,340)		3,577,550
France 7.7%
AXA SA	162,245	4,586,767
Bureau Veritas SA*	18,055	539,644
Capgemini SE	5,831	1,066,246
Cie de Saint-Gobain*	20,281	1,276,455
Danone SA	10,491	739,957
EssilorLuxottica SA	5,883	979,427
LVMH Moet Hennessy Louis Vuitton SE	1,044	784,770
Orange SA	93,665	1,166,344
Sanofi	21,610	2,266,764
Veolia Environnement SA	74,334	2,367,657
Vinci SA	10,041	1,101,466
(Cost $13,709,609)		16,875,497
Germany 15.0%
BASF SE	43,804	3,531,534
Bayer AG (Registered)	45,429	2,926,629
Deutsche Post AG (Registered)	39,245	2,307,437
Deutsche Telekom AG (Registered)	228,685	4,403,352
E.ON SE	421,838	5,091,667
Evonik Industries AG	71,325	2,500,699
HeidelbergCement AG	26,235	2,403,511
Infineon Technologies AG	67,226	2,700,196
Volkswagen AG (Preference)	15,842	4,121,135
Vonovia SE	41,711	2,743,552
(Cost $26,127,418)		32,729,712
Ireland 0.9%
Johnson Controls International PLC (Cost $1,404,024)	30,169	1,880,735
Italy 0.3%
Enel SpA (Cost $774,824)	77,129	765,482
Japan 2.6%
Daikin Industries Ltd.	2,700	542,062
Panasonic Corp.	138,600	1,630,684
Secom Co., Ltd.	7,500	624,712
The accompanying notes are an integral part of the financial statements.
DWS Global Macro Fund	| 13

	Shares	Value ($)
Takeda Pharmaceutical Co., Ltd.	68,000	2,266,140
Yaskawa Electric Corp.	15,300	704,120
(Cost $5,772,183)		5,767,718
Korea 1.1%
Samsung Electronics Co., Ltd. (Cost $1,655,774)	32,449	2,374,695
Netherlands 0.6%
Koninklijke Ahold Delhaize NV (Cost $1,253,350)	49,190	1,323,009
Spain 1.3%
Red Electrica Corp. SA (Cost $2,888,332)	150,311	2,762,577
Switzerland 3.3%
Alcon, Inc.*	8,658	649,376
Nestle SA (Registered)	16,305	1,945,520
Novartis AG (Registered)	16,776	1,432,325
Roche Holding AG (Genusschein)	4,526	1,475,698
TE Connectivity Ltd. (a)	12,717	1,710,055
(Cost $5,358,369)		7,212,974
Taiwan 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $3,224,385)	295,000	6,244,413
United Kingdom 3.4%
Allfunds Group PLC*	9,449	158,813
AstraZeneca PLC	7,958	846,764
Compass Group PLC*	61,953	1,342,090
Linde PLC (a)	6,969	1,992,019
Smith & Nephew PLC	38,283	826,834
Vodafone Group PLC	1,233,786	2,325,174
(Cost $7,045,321)		7,491,694
United States 14.5%
Alphabet, Inc. “A” *	2,561	6,027,314
Amazon.com, Inc.*	624	2,163,670
American Express Co.	14,512	2,225,415
AT&T, Inc.	105,460	3,312,499
Broadcom, Inc.	765	348,993
Cisco Systems, Inc.	32,373	1,648,110
CVS Health Corp.	10,113	772,633
Johnson & Johnson	19,469	3,168,190
JPMorgan Chase & Co.	17,036	2,620,307
Microsoft Corp.	14,863	3,748,151
Netflix, Inc.*	3,683	1,891,110
The accompanying notes are an integral part of the financial statements.
14 |	DWS Global Macro Fund

	Shares	Value ($)
Pfizer, Inc.	61,128	2,362,597
Visa, Inc. “A” (b)	5,679	1,326,387
(Cost $24,424,063)		31,615,376
Total Common Stocks (Cost $96,446,992)		120,621,432
	Principal Amount ($)(c)		Value ($)
Bonds 21.4%
France 0.9%
BNP Paribas SA, REG S, 3-month EURIBOR + 0.85%, 0.31% (d), 9/22/2022	EUR	357,000	433,556
CMA CGM SA, REG S, 5.25%, 1/15/2025	EUR	1,200,000	1,473,285
(Cost $1,534,328)			1,906,841
Germany 2.2%
KFW Government Guarantee, 0.125%, 5/16/2023		2,103,000	2,097,647
Kreditanstalt fuer Wiederaufbau, 1.0%, 10/12/2021	NOK	23,400,000	2,819,863
(Cost $4,712,435)			4,917,510
Norway 0.8%
Norway Government Bond, Series 475, REG S, 144A, 2.0%, 5/24/2023 (Cost $1,509,743)	NOK	13,708,000	1,697,419
Oman 1.2%
Oman Government International Bond:
REG S, 4.75%, 6/15/2026		1,000,000	1,037,500
REG S, 5.625%, 1/17/2028		1,600,000	1,680,177
(Cost $2,255,516)			2,717,677
Russia 0.6%
Russian Federal Bond - OFZ, 7.0%, 8/16/2023 (Cost $1,623,440)	RUB	100,000,000	1,362,364
Turkey 0.9%
Republic of Turkey:
3.25%, 6/14/2025	EUR	200,000	235,102
4.35%, 11/12/2021	EUR	1,000,000	1,214,272
5.125%, 3/25/2022		200,000	203,100
6.25%, 9/26/2022		200,000	206,000
7.375%, 2/5/2025		80,000	84,894
(Cost $1,807,160)			1,943,368
United States 14.8%
AbbVie, Inc., 2.95%, 11/21/2026		3,000,000	3,212,826
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	190,888
The accompanying notes are an integral part of the financial statements.
DWS Global Macro Fund	| 15

	Principal Amount ($)(c)		Value ($)
Coty, Inc.:
REG S, 4.0%, 4/15/2023	EUR	1,800,000	2,143,885
144A, 6.5%, 4/15/2026 (b)		900,000	905,616
DISH DBS Corp., 7.75%, 7/1/2026		40,000	46,100
Howmet Aerospace, Inc., 5.125%, 10/1/2024		1,540,000	1,688,225
Netflix, Inc.:
4.625%, 5/15/2029	EUR	185,000	280,239
6.375%, 5/15/2029		100,000	125,500
Sprint Corp., 7.25%, 9/15/2021		800,000	816,960
The Goldman Sachs Group, Inc., “A” , REG S, 3-month EURIBOR + 1.000%, 0.461% (d), 7/27/2021	EUR	352,000	424,112
T-Mobile U.S.A., Inc., 6.0%, 3/1/2023		1,000,000	1,008,450
U.S. Treasury Notes:
0.125%, 11/30/2022		4,000,000	4,000,156
1.5%, 9/30/2021		6,000,000	6,036,094
1.625%, 12/31/2021 (e)		6,000,000	6,062,344
2.375%, 5/15/2029		2,957,000	3,165,953
2.75%, 4/30/2023		1,000,000	1,051,328
VeriSign, Inc., 5.25%, 4/1/2025		300,000	339,000
Verizon Communications, Inc., 2.625%, 8/15/2026		800,000	850,717
(Cost $31,571,798)			32,348,393
Total Bonds (Cost $45,014,420)			46,893,572
	Shares	Value ($)
Exchange-Traded Funds 4.3%
iShares Nasdaq Biotechnology ETF (b)	8,005	1,237,893
SPDR Gold MiniShares Trust *	460,000	8,096,000
Total Exchange-Traded Funds (Cost $9,478,254)		9,333,893
Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (f) (g) (Cost $8,072,757)	8,072,757	8,072,757
Cash Equivalents 16.1%
DWS Central Cash Management Government Fund, 0.02% (f) (Cost $35,147,122)	35,147,122	35,147,122

The accompanying notes are an integral part of the financial statements.
16 |	DWS Global Macro Fund

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $194,159,545)	100.7	220,068,776
Other Assets and Liabilities, Net	(0.7)	(1,594,298)
Net Assets	100.0	218,474,478
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2021 are as follows:
Value ($) at 10/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2021	Value ($) at 4/30/2021
Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (f) (g)
5,843,600	2,229,157 (h)	—	—	—	5,816	—	8,072,757	8,072,757
Cash Equivalents 16.1%
DWS Central Cash Management Government Fund, 0.02% (f)
41,650,529	38,195,710	44,699,117	—	—	11,844	—	35,147,122	35,147,122
47,494,129	40,424,867	44,699,117	—	—	17,660	—	43,219,879	43,219,879
*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at April 30, 2021 amounted to $3,466,841, which is 1.6% of net assets.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	Variable or floating rate security. These securities are shown at their current rate as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	At April 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The accompanying notes are an integral part of the financial statements.
DWS Global Macro Fund	| 17

ADR: American Depositary Receipt
EURIBOR: Euro Interbank Offered Rate
OFZ: Obigatyi Federal novo Zaima (Federal Loan Obligations)
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
S&P: Standard & Poor’s
SPDR: Standard & Poor’s Depositary Receipt
At April 30, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/21/2021	27	3,624,558	3,564,844	59,714
DAX Index	EUR	6/18/2021	30	13,230,839	13,676,792	(445,953)
Euro Stoxx 50 Index	EUR	6/18/2021	200	9,525,845	9,473,727	52,118
S&P 500 E-Mini Index	USD	6/18/2021	60	12,136,897	12,523,200	(386,303)
U.S. Treasury Long Bond	USD	6/21/2021	31	4,870,785	4,874,750	(3,965)
Total net unrealized depreciation						(724,389)
At April 30, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
RUB	74,153,136	USD	987,546	5/28/2021	5,255	Toronto-Dominion Bank
USD	981,499	CHF	897,986	5/28/2021	2,520	Toronto-Dominion Bank
EUR	50,987,498	USD	61,613,359	5/28/2021	278,965	Citigroup, Inc.
Total unrealized appreciation					286,740
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	2,572,612	NOK	21,287,968	5/28/2021	(15,076)	Toronto-Dominion Bank
USD	3,014,191	GBP	2,172,099	5/28/2021	(14,233)	Royal Bank of Canada
Total unrealized depreciation					(29,309)
Currency Abbreviation(s)

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
RUB	Russian Ruble
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.
18 |	DWS Global Macro Fund

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
DWS Global Macro Fund	| 19

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
China	$ 2,050,605	$ 1,526,945	$—	$ 3,577,550
France	—	16,875,497	—	16,875,497
Germany	—	32,729,712	—	32,729,712
Ireland	1,880,735	—	—	1,880,735
Italy	—	765,482	—	765,482
Japan	—	5,767,718	—	5,767,718
Korea	—	2,374,695	—	2,374,695
Netherlands	—	1,323,009	—	1,323,009
Spain	—	2,762,577	—	2,762,577
Switzerland	1,710,055	5,502,919	—	7,212,974
Taiwan	—	6,244,413	—	6,244,413
United Kingdom	1,992,019	5,499,675	—	7,491,694
United States	31,615,376	—	—	31,615,376
Bonds	—	46,893,572	—	46,893,572
Exchange-Traded Funds	9,333,893	—	—	9,333,893
Short-Term Investments (a)	43,219,879	—	—	43,219,879
Derivatives (b)
Futures Contracts	111,832	—	—	111,832
Forward Foreign Currency Contracts	—	286,740	—	286,740
Total	$91,914,394	$128,552,954	$ —	$220,467,348
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$ (836,221)	$ —	$—	$ (836,221)
Forward Foreign Currency Contracts	—	(29,309)	—	(29,309)
Total	$ (836,221)	$ (29,309)	$ —	$ (865,530)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.
20 |	DWS Global Macro Fund

Statement of Assets and Liabilities
as of April 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $150,939,666) — including $3,466,841 of securities loaned	$ 176,848,897
Investment in DWS Government & Agency Securities Portfolio (cost $8,072,757)*	8,072,757
Investment in DWS Central Cash Management Government Fund (cost $35,147,122)	35,147,122
Foreign currency, at value (cost $2,642,297)	2,663,136
Receivable for Fund shares sold	2,845,620
Dividends receivable	335,271
Interest receivable	327,779
Receivable for variation margin on futures contracts	140,723
Unrealized appreciation on forward foreign currency contracts	286,740
Foreign taxes recoverable	644,473
Other assets	58,307
Total assets	227,370,825
Liabilities
Payable upon return of securities loaned	8,072,757
Payable for investments purchased	328,218
Payable for Fund shares redeemed	234,068
Unrealized depreciation on forward foreign currency contracts	29,309
Accrued management fee	56,167
Accrued Directors' fees	1,394
Other accrued expenses and payables	174,434
Total liabilities	8,896,347
Net assets, at value	$ 218,474,478
Net Assets Consist of
Distributable earnings (loss)	18,689,542
Paid-in capital	199,784,936
Net assets, at value	$ 218,474,478
*	Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.
DWS Global Macro Fund	| 21

Statement of Assets and Liabilities as of April 30, 2021 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($41,627,177 ÷ 3,871,888 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$ 10.75
Maximum offering price per share (100 ÷ 94.25 of $10.75)	$ 11.41
Class T
Net Asset Value and redemption price per share ($12,017 ÷ 1,139 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$ 10.55
Maximum offering price per share (100 ÷ 97.50 of $10.55)	$ 10.82
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($5,945,829 ÷ 590,182 shares of capital stock outstanding,
$.01 par value, 50,000,000 shares authorized)	$ 10.07
Class R
Net Asset Value, offering and redemption price per share ($244,869 ÷ 23,629 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$ 10.36
Class R6
Net Asset Value, offering and redemption price per share ($50,041 ÷ 4,748 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$ 10.54
Class S
Net Asset Value, offering and redemption price per share ($103,139,483 ÷ 9,830,919 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$ 10.49
Institutional Class
Net Asset Value, offering and redemption price per share ($67,455,062 ÷ 6,409,424 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$ 10.52
The accompanying notes are an integral part of the financial statements.
22 |	DWS Global Macro Fund

Statement of Operations
for the six months ended April 30, 2021 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $112,855)	$ 1,238,595
Interest (net of foreign taxes withheld of $15,251)	646,391
Income distributions — DWS Central Cash Management Government Fund	11,844
Securities lending income, net of borrower rebates	5,816
Total income	1,902,646
Expenses:
Management fee	586,327
Administration fee	94,790
Services to shareholders	174,309
Distribution and service fees	82,317
Custodian fee	14,667
Professional fees	43,653
Reports to shareholders	24,134
Registration fees	41,476
Directors' fees and expenses	3,923
Other	16,150
Total expenses before expense reductions	1,081,746
Expense reductions	(243,055)
Total expenses after expense reductions	838,691
Net investment income	1,063,955
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	5,602,382
Futures	(2,589,235)
Forward foreign currency contracts	(874,780)
Foreign currency	45,007
2,183,374
Change in net unrealized appreciation (depreciation) on:
Investments	23,012,037
Futures	(2,095,510)
Forward foreign currency contracts	(98,066)
Foreign currency	(43,156)
20,775,305
Net gain (loss)	22,958,679
Net increase (decrease) in net assets resulting from operations	$ 24,022,634
The accompanying notes are an integral part of the financial statements.
DWS Global Macro Fund	| 23

Statements of Changes in Net Assets
	Six Months Ended April 30, 2021	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 1,063,955	$ 2,185,344
Net realized gain (loss)	2,183,374	(1,754,039)
Change in net unrealized appreciation (depreciation)	20,775,305	(8,790,149)
Net increase (decrease) in net assets resulting from operations	24,022,634	(8,358,844)
Distributions to shareholders:
Class A	(206,518)	(425,167)
Class T	(59)	(64) *
Class C	(8,896)	(43,866)
Class R	(863)	(7,883)
Class R6	(305)	(558)
Class S	(641,341)	(698,641)
Institutional Class	(314,968)	(686,240)
Total distributions	(1,172,950)	(1,862,419)
Fund share transactions:
Proceeds from shares sold	26,670,399	34,243,608
Reinvestment of distributions	1,121,712	1,816,798
Payments for shares redeemed	(13,628,122)	(40,957,008)
Net assets acquired in tax-free reorganization	—	162,205,267 **
Net increase (decrease) in net assets from Fund share transactions	14,163,989	157,308,665
Increase (decrease) in net assets	37,013,673	147,087,402
Net assets at beginning of period	181,460,805	34,373,403
Net assets at end of period	$218,474,478	$181,460,805
*	For the period from December 2, 2019 (commencement of operations of Class T) through October 31, 2020.
**	On December 6, 2019, DWS World Dividend Fund was acquired by the Fund through a tax-free reorganization (See Note H)
The accompanying notes are an integral part of the financial statements.
24 |	DWS Global Macro Fund

Financial Highlights
DWS Global Macro Fund — Class A
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$9.54	$10.16	$10.15	$9.92	$8.61	$8.49
Income (loss) from investment operations:
Net investment income[a]	.05	.12	.17	.15	.06	.00 *
Net realized and unrealized gain (loss)	1.21	(.42)	.44	.08	1.25	.12
Total from investment operations	1.26	(.30)	.61	.23	1.31	.12
Less distributions from:
Net investment income	(.05)	(.32)	(.42)	—	—	—
Net realized gains	—	—	(.18)	—	—	—
Total distributions	(.05)	(.32)	(.60)	—	—	—
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$10.75	$9.54	$10.16	$10.15	$9.92	$8.61
Total Return (%)[b,c]	13.26 **	(3.03)	6.65	2.32	15.21 [d]	1.41 [e]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	38	10	10	10	11
Ratio of expenses before expense reductions (%)	1.29 ***	1.32	2.08	2.58	2.63	2.32
Ratio of expenses after expense reductions (%)	.97 ***	1.16	1.30	1.02	1.20	1.40
Ratio of net investment income (%)	.94 ***	1.21	1.76	1.49	.66	.02
Portfolio turnover rate (%)	24 **	136	41	80	121	42
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	The Fund’s total return includes a reimbursement for commissions paid on trades for portfolio rebalancing related to implementing a new investment strategy. Excluding this reimbursement, total return would have been 0.33% lower.
[e]	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly. Excluding this reimbursement, total return would have been 0.35% lower.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Global Macro Fund	| 25

DWS Global Macro Fund — Class T
	Six Months Ended 4/30/21	Period Ended
	(Unaudited)	10/31/20 [a]
Selected Per Share Data
Net asset value, beginning of period	$9.36	$10.08
Income (loss) from investment operations:
Net investment income[b]	.05	.10
Net realized and unrealized gain (loss)	1.19	(.51)
Total from investment operations	1.24	(.41)
Less distributions from:
Net investment income	(.05)	(.31)
Net asset value, end of period	$10.55	$9.36
Total Return (%)[c,d]	13.29 *	(4.21) *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	12	11
Ratio of expenses before expense reductions (%)	1.25 **	1.23 **
Ratio of expenses after expense reductions (%)	.97 **	1.16 **
Ratio of net investment income (%)	.93 **	1.20 **
Portfolio turnover rate (%)	24 *	136 [e]
[a]	For the period from December 2, 2019 (commencement of operations) to October 31, 2020.
[b]	Based on average shares outstanding during the period.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
[e]	Represents the Fund’s portfolio turnover rate for the year ended October 31, 2020.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
26 |	DWS Global Macro Fund

DWS Global Macro Fund — Class C
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$8.94	$9.48	$9.48	$9.34	$8.17	$8.12
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	.04	.09	.07	(.01)	(.06)
Net realized and unrealized gain (loss)	1.13	(.39)	.41	.07	1.18	.11
Total from investment operations	1.14	(.35)	.50	.14	1.17	.05
Less distributions from:
Net investment income	(.01)	(.19)	(.32)	—	—	—
Net realized gains	—	—	(.18)	—	—	—
Total distributions	(.01)	(.19)	(.50)	—	—	—
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$10.07	$8.94	$9.48	$9.48	$9.34	$8.17
Total Return (%)[b,c]	12.90 **	(3.75)	5.85	1.50	14.32 [d]	.62 [e]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	7	2	2	3	3
Ratio of expenses before expense reductions (%)	2.02 ***	2.03	2.82	3.32	3.34	3.01
Ratio of expenses after expense reductions (%)	1.72 ***	1.92	2.05	1.77	1.95	2.15
Ratio of net investment income (loss) (%)	.13 ***	.45	1.02	.74	(.10)	(.76)
Portfolio turnover rate (%)	24 **	136	41	80	121	42
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	The Fund’s total return includes a reimbursement for commissions paid on trades for portfolio rebalancing related to implementing a new investment strategy. Excluding this reimbursement, total return would have been 0.33% lower.
[e]	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly. Excluding this reimbursement, total return would have been 0.35% lower.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Global Macro Fund	| 27

DWS Global Macro Fund — Class R
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$9.20	$9.77	$9.77	$9.57	$8.33	$8.24
Income (loss) from investment operations:
Net investment income (loss)[a]	.04	.09	.14	.11	.04	(.02)
Net realized and unrealized gain (loss)	1.16	(.39)	.42	.09	1.20	.11
Total from investment operations	1.20	(.30)	.56	.20	1.24	.09
Less distributions from:
Net investment income	(.04)	(.27)	(.38)	—	—	—
Net realized gains	—	—	(.18)	—	—	—
Total distributions	(.04)	(.27)	(.56)	—	—	—
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$10.36	$9.20	$9.77	$9.77	$9.57	$8.33
Total Return (%)[b]	13.03 **	(3.20)	6.35	2.09	14.89 [c]	1.09 [d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2	.2	.3	.4	1	1
Ratio of expenses before expense reductions (%)	1.68 ***	1.68	2.45	2.80	2.94	2.63
Ratio of expenses after expense reductions (%)	1.22 ***	1.43	1.53	1.27	1.44	1.65
Ratio of net investment income (loss) (%)	.72 ***	.96	1.51	1.13	.44	(.21)
Portfolio turnover rate (%)	24 **	136	41	80	121	42
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	The Fund’s total return includes a reimbursement for commissions paid on trades for portfolio rebalancing related to implementing a new investment strategy. Excluding this reimbursement, total return would have been 0.33% lower.
[d]	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly. Excluding this reimbursement, total return would have been 0.35% lower.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
28 |	DWS Global Macro Fund

DWS Global Macro Fund — Class R6
	Six Months Ended 4/30/21	Year Ended October 31,	Period Ended
	(Unaudited)	2020	10/31/19 [a]
Selected Per Share Data
Net asset value, beginning of period	$9.36	$9.98	$9.70
Income (loss) from investment operations:
Net investment income[b]	.06	.14	.05
Net realized and unrealized gain (loss)	1.18	(.40)	.23
Total from investment operations	1.24	(.26)	.28
Less distributions from:
Net investment income	(.06)	(.36)	—
Net asset value, end of period	$10.54	$9.36	$9.98
Total Return (%)[c]	13.33 *	(2.70)	2.89 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	50	44	10
Ratio of expenses before expense reductions (%)	.96 **	.99	1.82 **
Ratio of expenses after expense reductions (%)	.72 **	.91	.98 **
Ratio of net investment income (%)	1.19 **	1.46	1.55 **
Portfolio turnover rate (%)	24 *	136	41 [d]
[a]	For the period from July 1, 2019 (commencement of operations) to October 31, 2019.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended October 31, 2019.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Global Macro Fund	| 29

DWS Global Macro Fund — Class S
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$9.32	$9.95	$9.93	$9.69	$8.39	$8.26
Income (loss) from investment operations:
Net investment income[a]	.05	.14	.20	.17	.09	.02
Net realized and unrealized gain (loss)	1.18	(.40)	.43	.07	1.21	.11
Total from investment operations	1.23	(.26)	.63	.24	1.30	.13
Less distributions from:
Net investment income	(.06)	(.37)	(.43)	—	—	—
Net realized gains	—	—	(.18)	—	—	—
Total distributions	(.06)	(.37)	(.61)	—	—	—
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$10.49	$9.32	$9.95	$9.93	$9.69	$8.39
Total Return (%)[b]	13.27 **	(2.72)	7.04	2.48	15.49 [c]	1.57 [d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	103	96	5	5	4	3
Ratio of expenses before expense reductions (%)	1.05 ***	1.07	1.86	2.32	2.41	2.11
Ratio of expenses after expense reductions (%)	.82 ***	.92	.94	.82	.96	1.19
Ratio of net investment income (%)	1.09 ***	1.43	2.12	1.72	.94	.22
Portfolio turnover rate (%)	24 **	136	41	80	121	42
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	The Fund’s total return includes a reimbursement for commissions paid on trades for portfolio rebalancing related to implementing a new investment strategy. Excluding this reimbursement, total return would have been 0.33% lower.
[d]	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly. Excluding this reimbursement, total return would have been 0.35% lower.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
30 |	DWS Global Macro Fund

DWS Global Macro Fund — Institutional Class
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$9.34	$9.97	$9.96	$9.72	$8.41	$8.28
Income (loss) from investment operations:
Net investment income[a]	.07	.14	.20	.18	.08	.02
Net realized and unrealized gain (loss)	1.17	(.40)	.43	.06	1.23	.11
Total from investment operations	1.24	(.26)	.63	.24	1.31	.13
Less distributions from:
Net investment income	(.06)	(.37)	(.44)	—	—	—
Net realized gains	—	—	(.18)	—	—	—
Total distributions	(.06)	(.37)	(.62)	—	—	—
Redemption fees	—	—	—	—	.00 *	.00 *
Net asset value, end of period	$10.52	$9.34	$9.97	$9.96	$9.72	$8.41
Total Return (%)[b]	13.45 **	(2.76)	6.98	2.47	15.58 [c]	1.57 [d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	67	39	16	8	2	2
Ratio of expenses before expense reductions (%)	.93 ***	1.00	1.67	2.17	2.25	1.90
Ratio of expenses after expense reductions (%)	.72 ***	.91	.97	.77	.94	1.15
Ratio of net investment income (%)	1.35 ***	1.46	2.10	1.84	.93	.24
Portfolio turnover rate (%)	24 **	136	41	80	121	42
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	The Fund’s total return includes a reimbursement for commissions paid on trades for portfolio rebalancing related to implementing a new investment strategy. Excluding this reimbursement, total return would have been 0.33% lower.
[d]	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly. Excluding this reimbursement, total return would have been 0.35% lower.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Global Macro Fund	| 31

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Global Macro Fund (the “Fund” ) is a diversified series of Deutsche DWS International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares are closed to new purchases, except in connection with the reinvestment of dividends or other distributions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective May 10, 2021, Class C shares automatically convert to Class A shares in the same fund after 8 years instead of 10 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards
32 |	DWS Global Macro Fund

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities or ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
DWS Global Macro Fund	| 33

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities
34 |	DWS Global Macro Fund

and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended April 30, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.01% annualized effective rate as of April 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2021, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of April 30, 2021

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$ 5,881,817	$ —	$ —	$ —	$ 5,881,817
Bonds	924,940	—	—	—	924,940
Exchange-Traded Funds	1,266,000	—	—	—	1,266,000
Total Borrowings	$ 8,072,757	$ —	$ —	$ —	$ 8,072,757
Gross amount of recognized liabilities for securities lending transactions:					$ 8,072,757
DWS Global Macro Fund	| 35

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At October 31, 2020, the Fund had net tax basis capital loss carryforwards of approximately $6,495,000, including short-term losses ($4,174,000) and long-term losses ($2,321,000), which may be applied against realized net taxable capital gains indefinitely.
At April 30, 2021, the aggregate cost of investments for federal income tax purposes was $194,718,211. The net unrealized appreciation for all investments based on tax cost was $25,315,417. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $27,181,663 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,866,246.
The Fund has reviewed the tax positions for the open tax years as of October 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated securities, investments in futures and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
36 |	DWS Global Macro Fund

The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.	Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2021, the Fund entered into futures as a substitute for direct investment in a particular asset class, for duration management, and for hedging purposes.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
DWS Global Macro Fund	| 37

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of April 30, 2021, is included in a table following the Fund’s Investment Portfolio. For the six months ended April 30, 2021, the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $20,951,000 to $44,113,000.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2021 the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of April 30, 2021, is included in the table following the Fund’s Investment Portfolio. For the six months ended April 30, 2021, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $43,136,000 to $62,601,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $2,612,000 to $6,568,000.
The following tables summarize the value of the Fund’s derivative instruments held as of April 30, 2021 and the related location in the
38 |	DWS Global Macro Fund

accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ 52,118	$ 52,118
Interest Rate Contracts (a)	—	59,714	59,714
Foreign Exchange Contracts (b)	286,740	—	286,740
	$ 286,740	$ 111,832	$ 398,572
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b)	Unrealized appreciation on forward foreign currency contracts
Liability Derivative	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ (832,256)	$ (832,256)
Interest Rate Contracts (a)	—	(3,965)	(3,965)
Foreign Exchange Contracts (b)	(29,309)	—	(29,309)
	$ (29,309)	$ (836,221)	$ (865,530)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2021 and the related location in the accompanying
DWS Global Macro Fund	| 39

Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ (2,755,137)	$ (2,755,137)
Interest Rate Contracts (a)	—	165,902	165,902
Foreign Exchange Contracts (a)	(874,780)	—	(874,780)
	$(874,780)	$ (2,589,235)	$ (3,464,015)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a)	Net realized gain (loss) from forward foreign currency contracts and futures, respectively
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ (2,123,693)	$ (2,123,693)
Interest Rate Contracts (a)	—	28,183	28,183
Foreign Exchange Contracts (a)	(98,066)	—	(98,066)
	$ (98,066)	$ (2,095,510)	$ (2,193,576)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures, respectively
As of April 30, 2021, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and
40 |	DWS Global Macro Fund

Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Citigroup, Inc.	$ 278,965	$ —	$ —	$ 278,965
Toronto-Dominion Bank	7,775	(7,775)	—	—
	$ 286,740	$ (7,775)	$ —	$ 278,965
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Royal Bank of Canada	$ 14,233	$ —	$ —	$ 14,233
Toronto-Dominion Bank	15,076	(7,775)	—	7,301
	$ 29,309	$ (7,775)	$ —	$ 21,534
C.	Purchases and Sales of Securities
During the six months ended April 30, 2021, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$41,960,858	$36,712,270
U.S. Treasury Obligations	$ 4,000,013	$ —
D.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
DWS International GmbH, a direct, wholly owned subsidiary of DWS Group, serves as subadvisor to the Fund. Pursuant to a sub-advisory agreement between DIMA and DWS International GmbH, DIMA, not the Fund, compensated DWS International GmbH for the services it provided to the Fund.
DWS Global Macro Fund	| 41

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $2.5 billion of the Fund’s average daily net assets	.600%
Next $2.5 billion of such net assets	.595%
Next $2.5 billion of such net assets	.565%
Next $2.5 billion of such net assets	.555%
Next $2.5 billion of such net assets	.545%
Over $12.5 billion of such net assets	.535%
Accordingly, for the six months ended April 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.60% of the Fund’s average daily net assets.
For the period from November 1, 2020 through January 31, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.97%
Class T	.97%
Class C	1.72%
Class R	1.22%
Class R6	.72%
Class S	.82%
Institutional Class	.72%
42 |	DWS Global Macro Fund

For the six months ended April 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 65,178
Class T	16
Class C	9,970
Class R	525
Class R6	57
Class S	118,294
Institutional Class	49,015
$ 243,055
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2021, the Administration Fee was $94,790, of which $16,898 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2021, amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2021
Class A	$ 13,650	$ 3,672
Class T	13	3
Class C	782	263
Class R	90	22
Class R6	21	5
Class S	57,810	15,157
Institutional Class	356	213
	$ 72,722	$ 19,335
In addition, for the six months ended April 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided
DWS Global Macro Fund	| 43

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 22,863
Class C	4,137
Class R	262
Class S	33,956
Institutional Class	12,483
$ 73,701
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended April 30, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2021
Class C	$ 24,980	$ 3,734
Class R	283	51
	$ 25,263	$ 3,785
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, T, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2021	Annualized Rate
Class A	$ 48,425	$ 16,938.24%
Class T	9	9.15%
Class C	8,337	2,510.25%
Class R	283	273.25%
	$ 57,054	$ 19,730
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in
44 |	DWS Global Macro Fund

connection with the distribution of Class A shares for the six months ended April 30, 2021 aggregated $692.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2021, the CDSC for Class C shares aggregated $1,117. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $875, of which $207 is unpaid.
Directors’ Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended April 30, 2021, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $438.
E.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual
DWS Global Macro Fund	| 45

commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2021.
F.	Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of April 30, 2021, DWS Alternative Asset Allocation VIP held 11% of the total shares outstanding of the Fund.
G.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	161,945	$ 1,698,407	348,088	$ 3,399,131
Class T	—	—	99 *	996 *
Class C	6,102	60,220	49,501	462,842
Class R	4,499	44,042	4,216	39,502
Class S	32,839	336,685	428,210	4,156,385
Institutional Class	2,360,107	24,531,045	2,705,276	26,184,752
		$ 26,670,399		$ 34,243,608
Shares issued to shareholders in reinvestment of distributions
Class A	17,834	$ 184,273	41,018	$ 405,936
Class T	5	59	7 *	64 *
Class C	905	8,738	4,607	43,308
Class R	87	863	819	7,883
Class R6	30	305	58	558
Class S	60,784	612,821	70,751	673,511
Institutional Class	31,038	314,653	70,676	685,538
		$ 1,121,712		$ 1,816,798
46 |	DWS Global Macro Fund

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(312,806)	$ (3,258,669)	(804,554)	$ (7,868,393)
Class C	(226,831)	(2,208,023)	(602,776)	(5,523,353)
Class R	(2,440)	(23,491)	(13,250)	(126,288)
Class S	(608,675)	(6,158,476)	(2,085,369)	(19,884,203)
Institutional Class	(195,021)	(1,979,463)	(799,633)	(7,554,771)
		$ (13,628,122)		$ (40,957,008)
Shares issued in tax-free reorganization**
Class A	—	$ —	3,396,515	$ 34,033,489
Class T	—	—	1,028 *	10,103 *
Class C	—	—	1,130,373	10,648,072
Class R6	—	—	3,629	35,635
Class S	—	—	11,393,715	111,429,951
Institutional Class	—	—	617,149	6,048,017
		$ —		$ 162,205,267
Net increase (decrease)
Class A	(133,027)	$ (1,375,989)	2,981,067	$ 29,970,163
Class T	5	59	1,134 *	11,163 *
Class C	(219,824)	(2,139,065)	581,705	5,630,869
Class R	2,146	21,414	(8,215)	(78,903)
Class R6	30	305	3,687	36,193
Class S	(515,052)	(5,208,970)	9,807,307	96,375,644
Institutional Class	2,196,124	22,866,235	2,593,468	25,363,536
		$ 14,163,989		$ 157,308,665
*	For the period from December 2, 2019 (commencement of operations of Class T) through October 31, 2020.
**	On December 6, 2019, DWS World Dividend Fund was acquired by the Fund through a tax-free reorganization (See Note H)
H.	Acquisition of Assets
On December 6, 2019, the Fund acquired all of the net assets of DWS World Dividend Fund pursuant to a plan of reorganization approved by Board of Directors of DWS World Dividend Fund and the Board of
DWS Global Macro Fund	| 47

Directors of DWS Global Macro Fund in September 2019. The acquisition was accomplished by a tax-free exchange of 1,132,549 Class A shares, 336 Class T shares, 357,115 Class C shares, 1,185 Class R6 shares, 3,702,503 Class S shares and 199,422 Institutional Class shares of DWS World Dividend Fund for 3,396,515 Class A shares, 1,028 Class T shares, 1,130,373 Class C shares, 3,629 Class R6 shares, 11,393,715 Class S shares and 617,149 Institutional Class shares of the Fund, respectively, outstanding on December 6, 2019. DWS World Dividend Fund’s net assets at that date, $162,205,267 including $12,347,350 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $34,839,714. The combined net assets of the Fund immediately following the acquisition were $197,044,981.
The financial statements reflect the operations of the Funds for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Assuming the acquisition having been completed on November 1, 2019, the Fund’s pro forma results of operations for the period ended October 31, 2020 are as follows:
Net investment income	$ 2,296,741
Net gain (loss) on investments	(8,633,426)
Net increase (decrease) in net assets resulting from operations	(6,336,684)
Because the combined investment portfolio has been managed as a single integrated Fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of DWS World Dividend Fund that have been included in the Fund’s Statement of Operations since December 6, 2019.
I.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to
48 |	DWS Global Macro Fund

evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Global Macro Fund	| 49

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020 to April 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
50 |	DWS Global Macro Fund

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2021 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/21	$1,132.60	$1,132.90	$1,129.00	$1,130.30	$1,133.30	$1,132.70	$1,134.50
Expenses Paid per $1,000*	$ 5.13	$ 5.13	$ 9.08	$ 6.44	$ 3.81	$ 4.34	$ 3.81
Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/21	$1,019.98	$1,019.98	$1,016.27	$1,018.74	$1,021.22	$1,020.73	$1,021.22
Expenses Paid per $1,000*	$ 4.86	$ 4.86	$ 8.60	$ 6.11	$ 3.61	$ 4.11	$ 3.61
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
DWS Global Macro Fund	.97%	.97%	1.72%	1.22%	.72%	.82%	.72%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
DWS Global Macro Fund	| 51

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
52 |	DWS Global Macro Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS Global Macro Fund (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and DWS International GmbH (“DWS International” ), an affiliate of DIMA, in September 2020.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—	During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and DWS International are part of DWS Group GmbH & Co. KGaA (“DWS
DWS Global Macro Fund	| 53

Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and DWS International’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and DWS International provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including DWS International. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst
54 |	DWS Global Macro Fund

performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2019.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted the implementation of new management fee breakpoints in connection with the merger of DWS World Dividend Fund into the Fund on December 9, 2019. The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. With respect to the sub-advisory fee paid to DWS International, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and DWS International.
DWS Global Macro Fund	| 55

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft- dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
56 |	DWS Global Macro Fund

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.
DWS Global Macro Fund	| 57

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within within Classes A,T, C and S also have the ability to purchase, exchange or redeem shares using this system. also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
58 |	DWS Global Macro Fund

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	DBISX	DBIUX	DBICX	DBIVX	MGINX
CUSIP Number	25156G 871	25156G 558	25156G 806	25156G 608	25156G 509
Fund Number	499	1799	799	2399	559
For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
	Class R	Class R6
Nasdaq Symbol	DBITX	DBIWX
CUSIP Number	25156G 707	25156G 418
Fund Number	1501	1699
DWS Global Macro Fund	| 59

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

60 |	DWS Global Macro Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
DWS Global Macro Fund	| 61

Notes

Notes

DGMF-3
(R-027566-10 6/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Macro Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	6/29/2021